Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Basis of presentation

2.1 Basis of presentation

The unaudited interim condensed consolidated financial statements of the Group as of June 30, 2025 and for the three and six months ended June 30, 2025 and 2024 have been prepared on a going concern basis in accordance with International Accounting Standard 34 (“Interim Financial Reporting”), as issued by the International Accounting Standards Board (“IASB”).

In accordance with IAS 34, the unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2024, which have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”), taking into account the recommendations of the IFRS Interpretations Committee (“IFRIC® Interpretations”). In the Group's annual financial statements for the year ended December 31, 2024, the Group restated their previously issued unaudited interim condensed consolidated financial statements related to accounting of deferred tax assets and deferred tax liabilities (refer to "2.3 Restatement of previously issued interim financial statements (unaudited)"). In these notes to the unaudited condensed consolidated financial statements, information is provided primarily on the items for which there have been significant changes compared with the consolidated financial statements of the Group for the year ended December 31, 2024.

The unaudited interim condensed consolidated financial statements are presented in Euros, which is the functional and reporting currency of the parent, Immatics N.V. Assets and liabilities of foreign operations are translated into Euros at the rate of exchange prevailing at the reporting date. The unaudited interim condensed consolidated statement of loss is translated at average exchange rates. The currency translation differences are recognized in other comprehensive income.

The following exchange rates from the European Central Bank are used for the unaudited interim condensed consolidated financial statements of the Group as of June 30, 2025 and for the three and six months ended June 30, 2025:

	Euros per U.S. Dollar
	2025	2024
Spot rate as of June 30,	0.8532	0.9341
Spot rate as of March 31,	0.9246	0.9250
Spot rate as of December 31,	—	0.9626
Average rate three months ended June 30,	0.8820	0.9288
Average rate six months ended June 30,	0.9152	0.9248
Average rate three months ended March 31,	0.9503	0.9210

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2024. The new and amended standards and interpretations applicable for the first time as of January 1, 2025, as disclosed in the notes to the consolidated financial statements for the year ended December 31, 2024, had no impact on the unaudited interim condensed consolidated financial statements of the Group for the three and six months ended June 30, 2025.

In April 2024, IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to achieve comparability of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of primary financial statements and notes, including the statement of earnings where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Company is currently assessing the impact of the new standard.

Estimates and assumptions have to be made in the unaudited interim consolidated financial statements as of June 30, 2025. These have an impact on the amounts and disclosures of the recognized assets and liabilities, income and expenses, and contingent liabilities. The estimates and judgments are essentially unchanged from the circumstances described in the consolidated financial statements of the Group for the year ended December 31, 2024. New developments may result in amounts deviating from the original estimates. These possible developments are outside the sphere of influence of the management.

Restatement of previously issued financial statements

2.2 Restatement of previously issued interim financial statements

During the preparation of the consolidated financial statements for the year ended December 31, 2024, the Group identified and corrected a misstatement related to the recognition of deferred tax assets related to tax losses carried forward. The Group did not take into account the limitations of German tax law to recover tax losses carried forward. Therefore, the Group overstated income tax expenses from changes in deferred tax liabilities during the three and six months ended June 30, 2024. The Company restated the financial statements in conjunction with the issuance of its annual report for the period ended December 31, 2024. The impact of this restatement has been reflected in the tables below. Corresponding corrections were made in the Consolidated Statement of Changes in Shareholder’s Equity and Consolidated Statement of Comprehensive Income/(Loss).

In addition the company adjusted the presentation of 'Income tax paid' by disclosing this amount separately in the statement of cashflow with an offset to ‘(Increase)/decrease in other assets’. This adjustment has no impact on 'Net cash provided by/(used in) operating activities'.

This correction of the deferred liabilities resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Loss:

	Three months ended June 30, 2024			Six months ended June 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Loss before taxes	(17,852)	—	(17,852)	(19,573)	—	(19,573)
Taxes on income	(170)	30	(140)	(1,503)	843	(660)
Net loss	(18,022)	30	(17,992)	(21,076)	843	(20,233)
Attributable to:
Equity holders of the parent	(18,022)	30	(17,992)	(21,076)	843	(20,233)
Net loss	(18,022)	30	(17,992)	(21,076)	843	(20,233)
Net loss per share
Basic	(0.17)	—	(0.17)	(0.21)	0.01	(0.20)
Diluted	(0.17)	—	(0.17)	(0.21)	0.01	(0.20)
Weighted average shares outstanding
Basic	103,071,657	—	103,071,657	100,917,905	—	100,917,905
Diluted	103,071,657	—	103,071,657	100,917,905	—	100,917,905

This correction of the deferred liabilities and income tax paid resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Cash Flows:

	Six months ended June 30, 2024
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Net loss	(21,076)	843	(20,233)
Taxes on income	1,503	(843)	660
Loss before taxation	(19,573)	—	(19,573)
(Increase)/decrease in other assets	(1,246)	2,012	766
Income tax paid	—	(2,012)	(2,012)
Net cash used in operating activities	(65,825)	—	(65,825)
Net cash used in investing activities	(171,993)	—	(171,993)
Net cash provided by financing activities	174,079	—	174,079
Net decrease in cash and cash equivalents	(63,739)	—	(63,739)
Cash and cash equivalents at beginning of period	218,472	—	218,472
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	3,410	—	3,410
Cash and cash equivalents at end of period	158,143	—	158,143

The revision of the presentation of income tax paid in the Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2024 resulted in an increase in ‘Income tax paid’ of €13.1 million and a corresponding decrease in ‘(Increase)/decrease in other assets’ of €2.8 million and in ‘Increase/(decrease) in deferred revenue, accounts payables and other liabilities’ of €10.3 million. Net cash provided by/(used in) operating activities remains unchanged.